Financial instruments - Summary of Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	$ 241,384	$ 520,553
Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	32,370	45,623
Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	169,300	356,100
Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	39,714	118,830
Senior Bond Warrants
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	2,640	19,715
Senior Bond Warrants | Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	2,640	19,715
Senior Bond Warrants | Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
Senior Bond Warrants | Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
Tranche A Conversion Feature
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	39,714	118,830
Tranche A Conversion Feature | Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
Tranche A Conversion Feature | Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
Tranche A Conversion Feature | Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	39,714	118,830
Predecessor Earn Out Shares
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	169,300	349,900
Predecessor Earn Out Shares | Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
Predecessor Earn Out Shares | Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	169,300	349,900
Predecessor Earn Out Shares | Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
OACB Earn Out Shares
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		6,200
OACB Earn Out Shares | Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		0
OACB Earn Out Shares | Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		6,200
OACB Earn Out Shares | Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		0
OACB Warrants
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	29,731	25,908
OACB Warrants | Level 1
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	29,731	25,908
OACB Warrants | Level 2
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	0	0
OACB Warrants | Level 3
Disclosure In Tabular Form Of Fair Value Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	$ 0	$ 0